SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Trade and other payable
Interest gain	$ 179,887	$ 90,188	$ 294,577	$ 73,178
In-kind contributions		463,511
Total	(47,808)	(39,459,482)	(11,844,257)	33,779,935
Joint ventures
Trade and other payable
Sales of goods and services		4,913,254	746,867	0
Purchases of goods and services	922,286	17,542,637	9,809,134	0
Equity contributions	1,233,131	(241,840)	800,989	162,012
Business combination		0	0	33,317,619
Net loans granted / (cancelled)	2,428,076	(6,964,101)	2,621,647	1,781,389
Key management personnel
Trade and other payable
Salaries, social security benefits and other benefits	2,238,908	3,940,185	4,703,519	649,410
Loans granted		599,984	0	0
Interest gain		20,106	0	0
Shareholders and other related parties
Trade and other payable
Sales of goods and services	781,830	640,095	1,057,325	1,761,128
Purchases of goods and services	875,257	1,433,127	986,217	1,414,998
Interest gain	179,887	90,188	294,577	73,178
Dividends	(52,249)	0	(1,450,613)	0
In-kind contributions		463,511	0	0
Parent company
Trade and other payable
Sales of goods and services	1,427	0	13,505	2,993
Purchases of goods and services	62,500	120,095	311,418	135,297
Equity contributions		(14,558,347)	0	0
Interest lost	$ (520,959)	$ (1,386,288)	$ (118,266)	$ (1,118,679)